Borrowings (Tables)	12 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Schedule of detailed information about borrowings
Terms and conditions of outstanding borrowings as of 30 June 2020 and 2019 are as follows:

Type	Nominal Interest p.a.	Year of Maturity	2020 £’000	2019 £’000
Revolving credit facility	LIBOR/ EURIBOR + variable margin (0.80% - 1.50%)	2020	£—	£—